NOTE 8 – LOAN PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 8 – LOAN PAYABLE

NOTE 8 – LOAN PAYABLE

The Company has purchased a vehicle under a capital finance arrangement. The term of this loan is 5 years and annual interest rate is 6.90%. At December 31, 2021 and December 31, 2020, loan payable obligations included in current liabilities were $13,400 and $13,496, respectively, and loan payable obligations included in long-term liabilities were $22,518 and $33,360, respectively. During the year ended December 31, 2021 and 2020, the Company made $10,792 and $10,294, respectively, in loan payments.

At December 31, 2021, future minimum payments under the loan, are as follows:

Total
2022	$13,638
2023	13,638
2024	12,502
Thereafter	—
39,778
Less: Imputed interest	(3,860)
Loan payable	35,918

Loan payable – current	13,400
Loan payable - non-current	$22,518